MANNING & NAPIER FUND, INC.

Supplement dated September 10, 2010

This supplement applies to the prospectuses dated March 1, 2010 for the following Series and Classes of the Manning & Napier Fund, Inc. (the “Fund”):

Pro-Blend Conservative Term Series – Classes S, I, and C

Pro-Blend Moderate Term Series – Classes S, I, and C

Pro-Blend Extended Term Series – Classes S, I, and C

Pro-Blend Maximum Term Series – Classes S, I, and C

Tax Managed Series – Class A

Equity Series

Overseas Series

This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey S. Coons, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectuses is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Co-Head of Global Equities since 2010.

Jeffrey S. Coons, Ph.D., CFA®, President and Co-Director of Research/Managing Director of Quantitative Strategies Group

Joined the Advisor in 1993. Co-Director of Research since 2002. Managing Director and member of Senior Research Group since 1993. Executive Group Member* since 1999. President since 2010.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Head of Global Investment Strategy since 2010.

In addition, the footnote to the table in the “Portfolio Managers” sub-section of the “Management” section of the Prospectuses is hereby deleted and replaced by the following:

*	Prior to June 2010, the Executive Group, consisting of senior executive employee-owners, performed the duties of the Office of the Chief Executive of the Advisor. Effective June 2010, the Executive Group serves as an advisory board to the Chief Executive Officer.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PB TM EQ OS Supp Sept 2010

MANNING & NAPIER FUND, INC.

Supplement dated September 10, 2010

This supplement applies to the prospectus dated March 1, 2010 as amended June 30, 2010 for the following Series and Class of the Manning & Napier Fund, Inc. (the “Fund”):

Pro-Blend Conservative Term Series – Class R

Pro-Blend Moderate Term Series – Class R

Pro-Blend Extended Term Series – Class R

Pro-Blend Maximum Term Series – Class R

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Due to changes in management and in the Research department of Manning & Napier Advisors, Inc., the Fund’s advisor (the “Advisor”), the information for Christian A. Andreach, Jeffrey A. Herrmann, and Marc Tommasi in the “Portfolio Managers” sub-section of the “Management” section of the Prospectus is hereby deleted and replaced by the following:

Christian A. Andreach, CFA®, Co-Head of Global Equities, Senior Analyst/Managing Director of Consumer Group

Joined the Advisor in 1999. Senior Analyst since 1999. Managing Director and member of Senior Research Group since 2002. Co-Head of Global Equities since 2010.

Jeffrey A. Herrmann, CFA®, Co-Head of Global Equities, Co-Director of Research/Managing Director of Themes and Overviews Group

Joined the Advisor in 1986. Co-Director of Research since 1992. Managing Director and member of Senior Research Group since 1992. Executive Group Member* since 2002. Co-Head of Global Equities since 2010.

Marc Tommasi, Head of Global Investment Strategy, Senior Analyst/Managing Director of Global Strategies Group

Joined the Advisor in 1986. Senior Analyst since 1988. Managing Director and member of Senior Research Group since 1992. Head of Global Investment Strategy since 2010.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PB Class R Supp 8/10